FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Risks
Cash (paid) received	R$ (4,465,640)	R$ (135,449)
Operational Hedge
Financial Instruments and Risks
Cash (paid) received	(2,328,973)	(40,469)
Operational Hedge | Zero Cost Collar (R$ x U.S.$)
Financial Instruments and Risks
Cash (paid) received	(2,268,158)	(104,040)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Cash (paid) received	(60,815)	63,571
Commodity Hedge
Financial Instruments and Risks
Cash (paid) received	(85,468)	3,804
Commodity Hedge | Swap Bunker (oil)
Financial Instruments and Risks
Cash (paid) received	(85,468)	3,804
Debt Hedge
Financial Instruments and Risks
Cash (paid) received	(2,051,199)	(98,784)
Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	(1,888,906)	(68,362)
Debt Hedge | Swap IPCA x CDI
Financial Instruments and Risks
Cash (paid) received	10,601	23,024
Debt Hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	10,054
Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Cash (paid) received	59,351	(26,358)
Debt Hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	R$ (242,299)	R$ (27,088)